Warrants (Details Narrative 6)	0 Months Ended					1 Months Ended	0 Months Ended		9 Months Ended			0 Months Ended	9 Months Ended		0 Months Ended	6 Months Ended		9 Months Ended
	Jul. 03, 2012	Jun. 28, 2012	Apr. 25, 2012	Mar. 01, 2012	Feb. 27, 2012 Purea	Apr. 30, 2012 The Advisory and Consulting Warrants Purea	Jun. 30, 2012 February 2012 Warrants	Apr. 25, 2012 February 2012 Warrants	Sep. 30, 2012 February 2012 Warrants Purea	Feb. 29, 2012 February 2012 Warrants Purea	Feb. 24, 2012 February 2012 Warrants Purea	Jun. 28, 2012 September 2011 Warrants	Sep. 30, 2012 September 2011 Warrants	Nov. 30, 2011 September 2011 Warrants Purea	Jun. 28, 2012 June 2012 Warrants	Jun. 30, 2012 June 2012 Warrants	Sep. 30, 2012 June 2012 Warrants Purea	Sep. 30, 2012 March 2011Warrants Purea	Sep. 30, 2012 January 2012 Warrants Purea
Class of Warrant or Right [Line Items]
Number of warrants purchased					1,000,000	200,000		3,500,000	11,500,000	3,000,000	8,500,000			500,000	2,250,000		2,250,000
Expiration period						5 years	10 years		10 years				5 years			10 years		5 years
Exercise price (in dollars per unit)					0.60	0.6			0.2	0.40	0.40			1			0.4	0.6	0.5
Common stock issued upon the cashless exercise of warrants, Shares	7,650,000	2,400,000	2,636,804	455,000				2,636,804				375,000			2,025,000